Related party transactions (Table)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
The following table summarizes transactions with related parties for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30, 2026						For the six months ended June 30, 2025
(€ thousands)	Revenues	Cost of sales	Selling, general and administra-tive expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange (losses)/gains	Revenues	Cost of sales	Selling, general and administra-tive expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange (losses)/gains
Associates
Filati Biagioli Modesto S.p.A.	—	3,118	7	—	—	—	—	3,049	6	—	—	—
Other associates	—	1	—	—	—	—	10	—	1	—	—	—
Total associates	—	3,119	7	—	—	—	10	3,049	7	—	—	—
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate	1	1,326	2,321	1,102	(283)	—	9	1,287	1,874	1,027	(355)	—
Schneider Group	—	—	—	—	—	—	—	4,247	10	—	5	—
Alan Real Estate S.A.	—	911	1,803	—	(658)	1	—	878	1,796	—	(835)	—
Agnona S.r.l.	227	12	127	31	—	—	16	22	134	36	—	—
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team (1)	49	2,436	212	2	1	1	5	2,306	434	—	1	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	699	—	84	(2,124)	—	—	515	—	122	2,296
Other	—	—	456	—	—	—	—	—	1,390	—	—	—
Total transactions with related parties	277	7,804	5,625	1,135	(856)	(2,122)	40	11,789	6,160	1,063	(1,062)	2,296
Total for the Group	987,290	319,475	531,071	68,205	(19,616)	(3,082)	927,690	301,658	501,804	62,882	(4,201)	10,214
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(1)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A. and Pettinatura di Verrone S.r.l.

Schedule of Balances with Related Parties
The following table summarizes assets and liabilities with related parties at June 30, 2026 and December 31, 2025:

	At June 30, 2026				At December 31, 2025
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
Filati Biagioli Modesto S.p.A.	—	34	—	2,217	—	91	—	617
Total associates	—	34	—	2,217	—	91	—	617
Monterubello and Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate	31,503	3	25,420	7,035	34,723	619	28,577	7,036
Alan Real Estate S.A.	33,641	—	28,492	5,628	35,830	—	32,106	5,410
Schneider Group	—	—	—	—	—	3	—	2,508
Agnona S.r.l.	—	57	—	4	—	96	—	132
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team (1)	307	104	—	1,578	329	114	—	1,441
Other related parties connected to directors and shareholders
UBS Group AG	9,499	15,373	9,251	888	1,616	10,185	667	2,489
Other	—	—	—	79	—	—	—	754
Total transactions with related parties	74,950	15,571	63,163	17,429	72,498	11,108	61,350	20,387
Total for the Group	1,890,133	1,198,742	1,161,540	816,428	1,644,495	1,190,213	985,235	750,392
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(1)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., and Pettinatura di Verrone S.r.l.